Offerings	May 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2015 Equity Compensation Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	712,381
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 5,342,857.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 737.85
Offering Note	(1a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Exyn Technologies, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2015 Equity Compensation Plan (the "2015 Plan"), the Registrant's 2025 Equity Compensation Plan (the "2025 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (1b) Represents shares of common stock subject to outstanding options granted under the 2015 Plan as of the date of this Registration Statement. No further grants will be made under the 2015 Plan. (1c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such stock options.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2025 Equity Compensation Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	16,487
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 123,652.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 17.08
Offering Note	(2a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Exyn Technologies, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2015 Equity Compensation Plan (the "2015 Plan"), the Registrant's 2025 Equity Compensation Plan (the "2025 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such stock options. (2c) Represents shares of common stock subject to outstanding options granted under the 2025 Plan as of the date of this Registration Statement. No further grants will be made under the 2025 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2026 Equity Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	770,746
Proposed Maximum Offering Price per Unit	5.88
Maximum Aggregate Offering Price	$ 4,531,986.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 625.87
Offering Note	(3a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Exyn Technologies, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2015 Equity Compensation Plan (the "2015 Plan"), the Registrant's 2025 Equity Compensation Plan (the "2025 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (3b) Represents shares of common stock reserved for future grants under the 2026 Plan. Pursuant to an evergreen provision of the 2026 Plan, an additional number of shares will automatically be added to the shares authorized for issuance under the 2026 Plan on January 1, 2027, and each January 1 thereafter, ending on (and including) January 1, 2036. The number of shares added each year will be equal to the lesser of: (i) five percent (5%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) an amount determined by the Registrant's compensation committee of the board of directors (the "Board"). Pursuant to the terms of the 2026 Plan, any shares (A) subject to outstanding awards originally granted under the 2015 Plan or 2015 Plan that: (i) are cancelled, forfeited, expired, terminated unearned or settled in cash, in any such case without the issuance of shares or that are not issued upon settlement of such award either due to a net settlement or otherwise; (ii) are forfeited because of the failure to meet a contingency or condition required to vest such shares; or (iii) are withheld or surrendered (or not issued) to satisfy the purchase price or exercise price of an award or to satisfy a tax withholding obligation in connection with an award shall become available for future issuance pursuant to the 2026 Plan. (3c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the average of the high and the low prices of the common stock as reported on the Nasdaq Capital Market on May 15, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2026 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	154,149
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 770,745.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 106.44
Offering Note	(4a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Exyn Technologies, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2015 Equity Compensation Plan (the "2015 Plan"), the Registrant's 2025 Equity Compensation Plan (the "2025 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (4b) Represents shares reserved for future grants under the 2026 ESPP. Pursuant to an evergreen provision of the 2026 Plan, an additional number of shares will automatically be added to the shares authorized for issuance under the 2026 Plan on January 1, 2027, and each January 1 thereafter, ending on (and including) January 1, 2035. The number of shares added each year will be equal to the lesser of: (i) one percent (1%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) 229,137 shares, or (iii) such other amount as may be determined by the Registrant's compensation committee of the Board. (4c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the average of the high and the low prices of the common stock as reported on the Nasdaq Capital Market on May 15, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2026 ESPP.